Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF LOAN PAYABLE
Loan Payable
Balance, December 31, 2023	$—
Addition	1,650,000
Original issue discount	(165,000)
Accretion of discount on loan payable	165,000
Repayment	(1,650,000)
Balance, December 31, 2024 and 2025	$—

SCHEDULE OF RELATED PARTY TRANSACTIONS WITH COMPANIES

The Company incurred the following transactions with companies that are controlled or managed by directors of the Company:

	For the years ended December 31,
	2025	2024
Consulting fees and management bonus	$51,600	$51,600
Consulting and professional fees (i)	1,598,733	1,156,303
Legal fees	125,798	—
Rent expense	18,000	—
Share-based compensation	1,254	—
	$1,795,385	$1,207,903

The Company has identified its directors and certain senior officers as its key management. Key management and director compensation during the years ended December 31, 2025 and 2024, are as follows:

	For the years ended December 31,
	2025	2024
Consulting fees and management bonus	$2,057,121	$1,259,615
Director’s fees and audit committee fees	230,000	—
Legal fees	125,798	246,688
Auto and rent expense (i)	133,115	57,561
Share-based compensation	2,057,119	—
	$4,603,153	$1,563,864

(i)	These expenses are included in exploration and evaluation expenditures in the consolidated statements of comprehensive loss.